Trade Payables and Other Current Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Trade payable settlement description	Trade payables are non-interest-bearing liabilities and are normally settled on a 90-day terms. Their increase is mainly attributable to monthly effect in the timing of the expenses and the related payments.
Decrease on social security, payroll accruals	€ 200
Current provision for onerous contracts	388	€ 488
Increase in other current grant liabilities	1,100
Increase in other current liabilites	1,000
Increase in other current liabilites reimbursement of R&D tax credit related	€ 800	€ 1,000